Investment Managers Series Trust

235 W. Galena Street

Milwaukee, Wisconsin 53212

April 2, 2026

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 “F” Street, N.E.

Washington, DC  20549

Re:	Investment Managers Series Trust (the “Trust”)
File Nos. 333-122901 and 811-21719

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the Riverbridge Growth Fund, a series of the Trust, do not differ from that contained in Post-Effective Amendment No. 1259 to the Trust’s Registration Statement on Form N1-A. This Amendment was filed electronically on March 26, 2026, with an effective date of March 31, 2026

If you have any questions or require further information, do not hesitate to contact Diane J. Drake at (626) 385-5777 or diane.drake@mfac-ca.com.

Sincerely,

/s/ Mel de Leon
Mel de Leon
Investment Managers Series Trust